Business acquisitions - Allocation of purchase price (Details)		12 Months Ended
	Sep. 26, 2019 USD ($) person	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Net assets acquired
Goodwill allocated to cash generating unit		$ 3,707,650	$ 3,707,650
Deferred and contingent consideration paid		224,402
Contingent consideration recognised as of acquisition date		11,369,429	1,274,402
Achieve TMS CGU
Net assets acquired
Goodwill allocated to cash generating unit		3,707,650
All other CGUs
Net assets acquired
Goodwill allocated to cash generating unit		0
Achieve
Purchase consideration
Cash	$ 6,886,812
Share issuance	2,611,044
Deferred and contingent consideration	1,274,402
Purchase price	10,772,258
Net assets acquired
Cash	175,346
Current assets	886,392
Capital and other assets	6,321,730
Current liabilities	(1,233,400)
Long-term liabilities	(5,415,460)
Net assets acquired	7,064,608
Goodwill	3,707,650
Deferred and contingent consideration paid		224,402	0
Contingent consideration recognised as of acquisition date	1,274,402	1,050,000	1,274,402
Achieve | Corporate, general and administrative expense
Net assets acquired
Transaction costs		$ 0	$ 385,674
Achieve | Achieve TMS CGU
Purchase consideration
Purchase price	10,596,912
Achieve | Covenants not to compete
Net assets acquired
Assets acquired	$ 310,000
Term of agreement	5 years
Achieve | Management services agreement
Net assets acquired
Assets acquired	$ 6,020,000
Number of physicians that own management service company | person	2